As filed via EDGAR with the Securities and Exchange Commission on

                                 August 19, 1999


                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           | |

                         Pre-Effective Amendment No.                         |_|


                       Post-Effective Amendment No. 61                       |X|


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        | |


                      Post-Effective Amendment No. 100                       |X|
                       -------------------------------


                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)


                            One Chase Manhattan Plaza
                            New York, New York 10081
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600


George Martinez, Esq.      Peter Eldridge, Esq.       Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------


(Name and Address of Agent for Service)


It is proposed that this filing will become effective:



     |X| immediately upon filing pursuant to    |_| on (         ) pursuant to
         paragraph (b)                              paragraph (b)
     | | 60 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     | | 75 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.




If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------


The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1998 was filed on January 27, 1999.

[front cover]


Prospectus AUGUST 19, 1999


                         Chase Vista
                         Balanced Fund

                         Class A shares


                                                  Neither the Securities and
                                                  Exchange Commission nor any
                                                  state securities commission
                                                  has approved or disapproved
                                                  securities of this Fund or
                                                  determined if this prospectus
                                                  is accurate or complete. It is
                                                  a crime to state otherwise.


                                                   [logo: CHASE VISTA FUNDS(SM)]

                                                                     PSBYS-1-899

BALANCED FUND                                1

----------------------------------------------
THE FUND'S INVESTMENT ADVISER               10
----------------------------------------------

----------------------------------------------
HOW YOUR ACCOUNT WORKS                      12
----------------------------------------------

ABOUT SALES CHARGES                         12

BUYING FUND SHARES                          13

SELLING FUND SHARES                         15

OTHER INFORMATION CONCERNING THE FUND       16

DISTRIBUTIONS AND TAXES                     16

----------------------------------------------
SHAREHOLDER SERVICES                        18
----------------------------------------------

----------------------------------------------
WHAT THE TERMS MEAN                         19
----------------------------------------------

----------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUND            21
----------------------------------------------


----------------------------------------------
HOW TO REACH US                     Back cover
----------------------------------------------

CHASE VISTA BALANCED FUND
--------------------------------------------------------------------------------

[start sidebar]

The Fund's
objective

The Fund seeks to
maximize total
return through
long-term capital
growth and earning
current income.

[end sidebar]


The Fund's main
investment strategy

The Fund invests in both equity and debt securities. Under normal market condi-tions, the Fund invests 35% to 70% of its total assets in equity securities and at least 25% of its total assets in investment grade debt securities. Most of the Fund's equity securities are in well known, established companies with market capitalizations of at least $200 million at the time of purchase and which are traded on established securities markets or over-the-counter. Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks, and warrants to buy common stocks.

The Fund's debt securities include non-convertible corporate debt, and U.S. Government debt securities. The Fund invests in corporate debt securities that are rated Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent rating by another national rating organization. It may also invest in unrated securities of comparable quality. There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The average maturity, or time until debt investments come due, will vary as market conditions change.
The Fund's advisers may change the balance between equity and fixed income investments to suit market conditions.

CHASE VISTA BALANCED FUND

In selecting equity securities, the Fund's advisers do quantitative analysis and fundamental research to seek to identify undervalued stocks which have the potential to increase in value. The advisers first seek to find companies with the best earnings prospects and then select companies which appear to have the most attractive values. The advisers also seek to invest in sectors with good earnings prospects as well.

The advisers may look for value-oriented factors, such as a low price-to-earnings or price-to-cash ratio, in determining whether a stock is undervalued. In addition, they may also attempt to identify those undervalued companies which will experience earnings growth or improved earnings characteristics.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

For debt securities, the Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Funds' investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

[start sidebar]

FREQUENCY OF TRADING

The Fund may trade securities
actively, which could increase
transaction costs (and lower
performance) and increase your
taxable dividends.

[end sidebar]


The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may also invest in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval. [Chase logo]

CHASE VISTA BALANCED FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate.

The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Smaller cap companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


[start sidebar]

Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank are
not insured or guaranteed by the
Federal Deposit Insurance Corpo-
ration, Federal Reserve Board or
any other government agency.

[end sidebar]

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

The Fund's performance will also depend on the credit quality of its investments.

CHASE VISTA BALANCED FUND

Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund, like any business, could be affected if the computer systems on which it relies fail to properly process information beginning January 1, 2000. The Fund's advisers are updating their own systems and encouraging service providers to do the same, but there's no guarantee these systems will work properly. Year 2000 problems could also hurt issuers whose securities the Fund holds or securities markets generally. [Chase logo]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Aggregate Bond Index and the S&P 500 Index, widely recognized market benchmarks, and the Lipper Balanced Funds Average, representing the average performance of a universe of 392 actively managed balanced funds.
The calculations assume that all dividends and distributions are reinvested in the Fund. [Chase logo]



YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

--------------------------------  [BAR CHART]  ---------------------------------

                         1993                 12.68%
                         1994                  0.21%
                         1995                 24.98%
                         1996                 14.56%
                         1997                 22.03%
                         1998                 14.47%

------------------------------  [END BAR CHART]  -------------------------------

                                      ------------------------------------------
                                        BEST QUARTER               11.35%
                                      ------------------------------------------
                                                            4th quarter, 1998

                                      ------------------------------------------
                                        WORST QUARTER              -4.96%
                                      ------------------------------------------
                                                            3rd quarter, 1998

                                      The total return for the Fund from
                                      January 1, 1999 to March 31, 1999 was
                                      0.94%.

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1998:

                                                            SINCE
                                                            INCEPTION
                               PAST 1 YEAR   PAST 5 YEARS   (11/4/92)
--------------------------------------------------------------------------------
CLASS A SHARES                     7.89%        13.56%       13.91%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX        8.69%         7.27%        7.74%
--------------------------------------------------------------------------------
S&P 500 INDEX                     28.60%        24.05%       24.84%
--------------------------------------------------------------------------------
LIPPER BALANCED FUNDS AVG.        13.48%        13.84%       13.23%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load.

CHASE VISTA BALANCED FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                  MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                  (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                  SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                  OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES    5.75%                       NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)(2)

                                                                 TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION     OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
CLASS A             0.50%          0.25%            0.67%        1.42%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

(2) The table is based on expenses incurred in the most recent fiscal year. The actual Other expenses for Class A shares are expected to be 0.50% and the total annual Fund operating expenses are expected not to exceed 1.25% for Class A shares. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000

o you sell all your shares at the end of the period

o your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*    $711     $998      $1307     $2179
--------------------------------------------------------------------------------

*Assumes sales charge is deducted when shares are purchased.
 The costs above are based on pre-waiver Annual Fund Operating Expenses.

FUND'S INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Fund with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017

Chase is entitled to receive an annual management fee at the rate of 0.50% of the average daily net assets of the Balanced Fund.

Chase Asset Management Inc. (CAM) is the sub-adviser to the Fund. CAM is a wholly-owned subsidiary of Chase. It makes the day-to-day investment decisions for the Fund. CAM provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.

The portfolio managers

BALANCED FUND

Greg Adams and Leonard Lovito, Vice Presidents and Senior Portfolio Managers at Chase, are responsible for the management of the Fund's portfolio. Mr. Adams has managed the equity portion of the Fund since its inception in 1993. He joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process.

Mr. Lovito has been responsible for the debt portion of the Fund since July 1998. From 1984 to June 1998, Mr. Lovito was a Vice President and Portfolio Manager at J.W. Seligman & Co., Inc, where he was responsible for managing a number of institutional portfolios and mutual funds. Before that, Mr. Lovito was in the Investment Department at Dime Savings Bank of New York.

HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

There's a sales charge to buy shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

Class A shares have a charge you pay when you invest.

The Balanced Fund is available in Class A shares in this prospectus.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund receives the net asset value.

                    TOTAL SALES CHARGE
                AS % OF THE
                OFFERING       AS % OF
AMOUNT OF       PRICE          NET AMOUNT
INVESTMENT      PER SHARE      INVESTED
------------------------------------------
LESS THAN
$100,000         5.75%         6.10%
------------------------------------------
$100,000
BUT UNDER
$250,000         3.75%         3.90%
------------------------------------------
$250,000
BUT UNDER
$500,000         2.50%         2.56%
------------------------------------------
$500,000
BUT UNDER
$1 MILLION       2.00%         2.04%
------------------------------------------

There is no sales charge for investments of $1 million or more.

GENERAL

Vista Fund Distributors Inc. (VFD) is the distributor for the Balanced Fund. It's a subsidiary of BISYS Group, Inc. and is not affiliated with Chase. The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. [Chase logo]

Buying Fund shares

You can buy shares three ways:

Through your investment representative

Tell your representative that you would like to purchase shares of the Balanced Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

Through the Chase Vista Funds Service Center

Call 1-800-34-VISTA

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

Chase Vista Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

HOW YOUR ACCOUNT WORKS

Through a Systematic Investment Plan

You can make regular automatic purchases of at least $100. See There's more on the Systematic Investment Plan later in this document.

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Vista Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at the market value but may use fair value if market prices are unavailable. The Chase Vista Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The Chase Vista Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

------------------------------------
THE CHASE VISTA FUNDS SERVICE CENTER
------------------------------------
1-800-34-VISTA
------------------------------------

MINIMUM INVESTMENTS

                    INITIAL        ADDITIONAL
TYPE OF ACCOUNT     INVESTMENT     INVESTMENTS
----------------------------------------------
REGULAR
ACCOUNT             $2,500         $100
----------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                $1,000         $100
----------------------------------------------
IRAS                $1,000         $100
----------------------------------------------
SEP-IRAS            $1,000         $100
----------------------------------------------
EDUCATION
IRAS                $  500         $100
----------------------------------------------

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be cancelled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A shares unless you request them.

Selling Fund shares

You can sell your shares three ways:

Through your investment representative

Tell your representative that you would like to sell your shares of the Balanced Fund. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

Through the Chase Vista Funds Service Center

Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Funds by phone, we'll send it by wire only to a bank account on our records.

We charge $10 for each transaction by wire.
Or
Send a signed letter with your instructions to:

Chase Vista Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through a Systematic
Withdrawal Plan
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

o you want to sell shares with a net asset value of $100,000 or more

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

HOW YOUR ACCOUNT WORKS

Other information
concerning the Fund

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Fund has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A shares of the Fund held by investors by the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Chase and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders. [Chase logo]

Distributions and taxes

The Fund can earn income and they can realize capital gain. The Fund deducts any expenses then pay out these earnings to shareholders as distributions.

The Balanced Fund distributes any net investment income at least quarterly. Net capital gain is distributed annually. You have three options for your distributions. You may:

o  reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Balanced Fund expects that its distributions will consist primarily of ordinary income.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation. [Chase logo]

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. [Chase logo]

What the terms mean

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas. [Chase logo]

Chase Vista Balanced Fund

The Financial Highlights table is intended to help you understand the Fund's financial performance for each of the past five years. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Class A Share and one Class B Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 1998, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements which include the financial information set forth below, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                                                                        CLASS A
                                             Year         Year         Year         Year          Year
                                            ended        ended        ended        ended         ended
                                         10/31/98     10/31/97     10/31/96     10/31/95      10/31/94
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $15.41       $13.83       $12.45       $11.09       $11.38
------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                    0.383        0.392        0.353        0.382        0.356
  Net Gains or Losses in Securities
  (both realized and unrealized)           1.016        2.393        1.692        1.517       (0.187)
------------------------------------------------------------------------------------------------------
  Total from Investment Operations         1.399        2.785        2.045        1.899        0.169
 Less Distributions:
  Dividends from
  Net Investment Income                    0.389        0.395        0.345        0.408        0.359
  Distributions from Capital Gains         0.980        0.810        0.320        0.131        0.100
------------------------------------------------------------------------------------------------------
  Total Distributions                      1.369        1.205        0.665        0.539        0.459
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $15.44       $15.41       $13.83       $12.45       $11.09
------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                            9.60%       21.48%       16.89%       17.70%        1.56%
======================================================================================================

FINANCIAL HIGHLIGHTS

                                            Year         Year         Year         Year        Year
                                           ended        ended        ended        ended       ended
                                        10/31/98     10/31/97     10/31/96     10/31/95   10/31/94
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
(in millions)                               $95          $93          $55          $34          $22
---------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                        1.25%        1.25%        1.25%        1.06%        0.58%
---------------------------------------------------------------------------------------------------
Ratio of Net Income
to Average Net Assets                     2.51%        2.91%        2.97%        3.48%        3.21%
---------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                        1.44%        1.52%        1.78%        2.20%        2.20%
---------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets         2.32%        2.64%        2.44%        2.34%        1.59%
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     94%         136%         149%          68%          77%
---------------------------------------------------------------------------------------------------

CLASS B

                                                 Year         Year         Year         Year    11/04/93**
                                                ended        ended        ended        ended       through
                                             10/31/98     10/31/97     10/31/96     10/31/95      10/31/94
           PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $15.21       $13.70       $12.36       $11.03        $11.22
----------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                         0.276        0.319        0.283        0.309         0.345
  Net Gains or Losses in Securities
  (both realized and unrealized)                1.003        2.326        1.656        1.502        (0.117)
----------------------------------------------------------------------------------------------------------
  Total from Investment Operations              1.279        2.645        1.939        1.811         0.228
 Less Distributions:
  Dividends from Net Investment Income          0.319        0.325        0.279        0.131         0.318
  Distributions from Capital Gains              0.980        0.810        0.320        0.350         0.100
----------------------------------------------------------------------------------------------------------
  Total Distributions                           1.299        1.135        0.599        0.481         0.418
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $15.19       $15.21       $13.70       $12.36        $11.03
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                 8.89%       20.55%       16.10%       16.93%         2.17%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
(in millions)                                     $23          $15          $10           $6           $4
----------------------------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets                              1.93%        2.04%        2.00%        1.82%        1.50%#
----------------------------------------------------------------------------------------------------------
Ratio of Net Income to
Average Net Assets                              1.81%        2.26%        2.21%        2.68%        2.46%#
----------------------------------------------------------------------------------------------------------
Ratio of Expenses without waivers
and assumption of expenses to
Average Net Assets                              1.93%        2.06%        2.29%        2.72%        2.69%#
----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income
without waivers and assumption
of expenses to Average Net Assets               1.81%        2.24%        1.92%        1.78%        1.27%#
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           94%         136%         149%          68%          77%
----------------------------------------------------------------------------------------------------------

 **Commencement of offering of class of shares.

  #Short periods have been annualized.

(1)Total return figures do not include the effect of any sales load.

HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about
the Balanced Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Fund Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151


(C) The Chase Manhattan Corporation, 1999, 2000. All Rights Reserved.
                                                                     August 1999

[Chase logo]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                                     PART C


                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION


ITEM 23.    Exhibits








Exhibit
Number
-------
1(a)        Declaration of Trust, as amended. (1)
1(b)        Certificate of Amendment to Declaration of Trust dated December 14,
            1995.(6)
1(c)        Certificate of Amendment to Declaration of Trust dated October 19,
            1995.(6)
1(d)        Certificate of Amendment to Declaration of Trust dated July 25,
            1993.(6)
1(e)        Certificate of Amendment to Declaration of Trust dated
            November 1997.(10)
1(f)        Certificate of Amendment to Declaration of Trust dated June 5,
            1998.(12)
2           By-laws, as amended. (1)
3           None.
4(a)        Form of Investment Advisory Agreement.(6)
4(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(6)
5           Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
6(a)        Retirement Plan for Eligible Trustees.(6)
6(b)        Deferred Compensation Plan for Eligible Trustees.(6)
7           Custodian Agreement. (1)
8(a)        Transfer Agency Agreement. (1)
8(b)        Form of Shareholder Servicing Agreement. (6)

8(c)        Form of Administration Agreement.(6)

9           Opinion re: Legality of Securities being Registered.(1)


10          Consent of Price Waterhouse LLP.(13)

11          In Part B:       Financial Statements and the Reports
                             thereon for the Funds filed herein are
                             incorporated by reference into Part B
                             as part of the 1997 Annual Reports to
                             Shareholders for such Funds as filed with the Securities and Exchange Commission by Mutual Fund
                             Group on Form N-30D on December 30, 1998, accession number 0000950146-98-002170,
                             0000950146-98-002168, 0000950146-98-002171,
                             0000950146-98-002172, and 0000950146-98-002174
                             which are incorporated into Part B by reference.



12          None.

13(a)       Rule 12b-1 Distribution Plan of Mutual Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
13(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
13(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(9)

14          Financial Data Schedule.(11)

15          Form of Rule 18f-3 Multi-Class Plan.(6)
99(a)       Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian,
            William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland
            R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff,
            Richard E. Ten Haken, Irving L. Thode.(8)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr.(9)

--------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.
(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.
(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.
(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.
(12) Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.

(13) Filed as an exhibit to Amendment No. 59 to the Registration Statement on Form N-1A on May 21, 1999.


ITEM 24.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25. Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a Director
                                                                                of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.


Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan


Item 26(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------
James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 26(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------
Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset Management,
                                           Inc.; Vice President, The Chase
                                           Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 27.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 28. Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                      Address
                  ----                      -------
Vista Fund Distributors, Inc.               One Chase Manhattan Plaza, 3rd Floor
                                            New York, NY 10081

DST Systems, Inc.                           210 W. 10th Street,
                                            Kansas City, MO 64105

The Chase Manhattan Bank                    270 Park Avenue,
                                            New York, NY 10017

Chase Asset Mangement, Inc.                 1211 Avenue of the
                                            Americas,
                                            New York, NY 10036

Chase Asset Management, Ltd. (London)       Colvile House
                                            32 Curzon Street
                                            London, England W1Y8AL

The Chase Manhattan Bank                    One Chase Square,
                                            Rochester, NY 14363

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

                      Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 19th day of August, 1999.


                                                  MUTUAL FUND GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             *                     Chairman and Trustee        August 19, 1999
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                   August 19, 1999
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                     August 19, 1999
-------------------------------
    William J. Armstrong

             *                     Trustee                     August 19, 1999
-------------------------------
    John R.H. Blum

             *                     Trustee                     August 19, 1999
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                     August 19, 1999
    Roland R. Eppley, Jr.

             *                     Trustee                     August 19, 1999
-------------------------------
    Joseph J. Harkins

             *                     Trustee                     August 19, 1999
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                     August 19, 1999
    W.D. MacCallan

             *
-------------------------------    Trustee                     August 19, 1999
    W. Perry Neff

             *                     Trustee                     August 19, 1999
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                     August 19, 1999
-------------------------------
    Irv Thode

             *                     Trustee                     August 19, 1999
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and               August 19, 1999
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                 August 19, 1999
-------------------------------    Fact
    H. Richard Vartabedian